Unaudited Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ (39,647)	$ (124,743)	$ (49,627)	$ (113,768)
Other comprehensive income (loss) before reclassifications
Unrealized gain on marketable securities	0	16	0	700
Unrealized gain (loss) on qualifying cash flow hedging instruments	7,054	(2,795)	9,676	(3,585)
Pension adjustments, net of taxes	181	(57)	376	(112)
Foreign exchange gain on currency translation	426	19	49	411
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	7,720	0
Other comprehensive income (loss)	7,138	(1,972)	17,471	(841)
Comprehensive loss	(32,509)	(126,715)	(32,156)	(114,609)
Less: Comprehensive loss (income) attributable to non-controlling interests	6,910	46,069	(5,664)	(10,243)
Comprehensive loss attributable to shareholders of Teekay Corporation	(25,599)	(80,646)	(37,820)	(124,852)
Interest Expense
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	(2)	706	248	762
Equity Income [Member]
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ (521)	$ 139	$ (598)	$ 983